Intangible Assets (Details) - Schedule of Intangible Assets, Net - USD ($)	Apr. 30, 2024	Oct. 31, 2023
At Cost:
Total cost, gross	$ 17,858	$ 17,670
Less: Accumulated amortization	6,175	5,842
Total, net	11,683	11,828
Financial software [Member]
At Cost:
Total cost, gross	15,193	15,033
Domain name [Member]
At Cost:
Total cost, gross	$ 2,665	$ 2,637